TCW FUNDS, INC.

TCW White Oak Emerging Markets Equity Fund

(Class I: TWOEX; Class N: TWEMX)

Supplement dated May 2, 2025 to the

Prospectus, Summary Prospectus, and Statement of Additional Information,

dated February 18, 2025, as supplemented

Effective April 30, 2025, the current subadvisor to the Fund, White Oak Capital Partners Pte. Ltd., changed its name. Therefore, all references to White Oak Capital Partners Pte. Ltd. in the Prospectus, Summary Prospectus, and Statement of Additional Information are hereby replaced with the subadvisor’s new name, Ashoka WhiteOak Capital Pte. Ltd.

Please retain this Supplement for future reference.